Note 9 - Commitments and Contingencies 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

10. Commitments and Contingencies

Lease

The Company leases office space in Wayne, Pennsylvania, under a lease agreement, as amended, expiring on October 31, 2025 that had an initial term of less than 12 months. The minimum lease payments due under this lease are as follows as of September 30, 2024 (in thousands):

Year ended December 31,
2024	$20
2025	67
Total future minimum payments	$87

Rent expense recorded during the three months ended September 30, 2024 and 2023 was $20,000. Rent expense recorded during the nine months ended September 30, 2024, and 2023 was $60,000.

Litigation

Liabilities for loss contingencies arising from claims, assessments, ligation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. There are no matters currently outstanding.

9. Commitments and Contingencies

Lease

The Company leases office space in Wayne, Pennsylvania, under a lease agreement, as amended, expiring on October 31, 2024 that had an initial term of less than 12 months. The minimum lease payments due under this lease are as follows as of December 31, 2023 (in thousands):

Year ended December 31,
2024	$67
Total future minimum payments	$67

Rent expense recorded during the years ended December 31, 2023 and 2022 was $80,000.

Litigation

Liabilities for loss contingencies arising from claims, assessments, ligation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. There are no matters currently outstanding.